DERIVATIVE INSTRUMENTS (Schedule of Outstanding Derivative Instruments) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Accrued expenses and other liabilities | Foreign exchange option contracts
Derivative [Line Items]
Derivative liabilities	$ 0	$ 0
Accrued expenses and other liabilities | Foreign exchange forward contracts
Derivative [Line Items]
Derivative liabilities	0	0
Foreign exchange option contracts | Prepaid expenses and other current assets
Derivative [Line Items]
Derivative assets	841	1,194
Foreign exchange forward contracts | Prepaid expenses and other current assets
Derivative [Line Items]
Derivative assets	$ 4,988	$ 1,525